Derivative Assets (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets (Table)

	June 30, 2025	December 31, 2024
Opening balance	$20,406	$41,506
FX option premium	194	249
Unrealized loss on derivative assets (interest rate caps)	(5,764)	(15,933)
Unrealized loss on FX option	(197)	(246)
Fair value adjustment on derivative asset	(2,831)	(5,170)
Closing balance	$11,808	$20,406
Less: Current portion of derivative assets (interest rate caps)	(10,318)	(14,434)
Less: Current portion of FX option	-	(3)
Non-current portion of derivative assets (interest rate caps)	$1,490	$5,969